Redeemable Convertible Preferred Stock - Schedule of Preferred Stock (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Oct. 15, 2023	Jul. 23, 2023	Apr. 28, 2024	Apr. 30, 2023
Increase (Decrease) in Temporary Equity
Beginning balance	$ 73,488	$ 53,468	$ 53,468	$ 52,218
Issuance of Redeemable Convertible Preferred Stock, net			19,843
Remeasurement to Redemption Amount		1,423	1,423
Accretion of Cumulative Dividends	394	134	878
Conversion in connection with the Reverse Recapitalization			(75,612)
Ending balance	75,262	73,488	0	53,468
Series A Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		1,151	1,151
Conversion in connection with the Reverse Recapitalization			(1,151)
Ending balance			0	1,151
Series B Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		930	930
Conversion in connection with the Reverse Recapitalization			(930)
Ending balance			0	930
Series C Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		300	300
Conversion in connection with the Reverse Recapitalization			(300)
Ending balance			0	300
Series D Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		10,340	10,340
Conversion in connection with the Reverse Recapitalization			(10,340)
Ending balance			0	10,340
Series E Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		2,207	2,207
Conversion in connection with the Reverse Recapitalization			(2,207)
Ending balance			0	2,207
Series F Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		27,290	27,290
Conversion in connection with the Reverse Recapitalization			(27,290)
Ending balance			0	27,290
Series G Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		3,550	3,550
Issuance of Redeemable Convertible Preferred Stock, net				1,050
Conversion in connection with the Reverse Recapitalization			(3,550)
Ending balance			0	3,550
Series H Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		7,700	7,700
Issuance of Redeemable Convertible Preferred Stock, net				200
Conversion in connection with the Reverse Recapitalization			(7,700)
Ending balance			0	7,700
Series I Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance		0	0
Issuance of Redeemable Convertible Preferred Stock, net	$ 1,380	$ 18,463	19,843
Remeasurement to Redemption Amount			1,423
Accretion of Cumulative Dividends			878
Conversion in connection with the Reverse Recapitalization			(22,144)
Ending balance			$ 0	$ 0